GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 5,432
Goodwill ending balance	$ 4,312	$ 5,432
Useful life	5 years
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 5,104	4,986
Divestments and assets held for sale	(717)	0
Foreign exchange differences and other movements	(395)	118
Goodwill ending balance	3,992	5,104
Goodwill | Münker
Reconciliation of changes in intangible assets and goodwill [abstract]
Foreign exchange differences and other movements	6
Goodwill | NAFTA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	2,233	2,198
Divestments and assets held for sale	(672)	0
Foreign exchange differences and other movements	5	35
Goodwill ending balance	1,566	2,233
Goodwill | Brazil
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,353	1,404
Divestments and assets held for sale	0	0
Foreign exchange differences and other movements	(284)	(51)
Goodwill ending balance	1,069	1,353
Goodwill | Brazil | AMSF
Reconciliation of changes in intangible assets and goodwill [abstract]
Foreign exchange differences and other movements	8
Goodwill | Europe
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	545	550
Divestments and assets held for sale	(45)	0
Foreign exchange differences and other movements	40	(5)
Goodwill ending balance	540	545
Goodwill | ACIS
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	973	834
Divestments and assets held for sale	0	0
Foreign exchange differences and other movements	(156)	139
Goodwill ending balance	$ 817	$ 973